UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22338

Legg Mason Global Asset Management Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	June 30, 2019

BrandywineGLOBAL —

INTERNATIONAL OPPORTUNITIES BOND FUND

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from the Fund or from your Service Agent or financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your Service Agent or, if you are a direct shareholder with the Fund, by calling 1-877-721-1926.

You may elect to receive all future reports in paper free of charge. If you invest through a Service Agent, you can contact your Service Agent to request that you continue to receive paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account at that Service Agent. If you are a direct shareholder with the Fund, you can call the Fund at 1-877-721-1926, or write to the Fund by regular mail at Legg Mason Funds, P.O. Box 9699, Providence, RI 02940-9699 or by express, certified or registered mail to Legg Mason Funds, 4400 Computer Drive, Westborough, MA 01581 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. That election will apply to all Legg Mason Funds held in your account held directly with the fund complex.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund’s investment objective is to maximize total return consisting of income and capital appreciation.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of BrandywineGLOBAL — International Opportunities Bond Fund for the six-month reporting period ended June 30, 2019. Please read on for Fund performance information during the Fund’s reporting period.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

II	BrandywineGLOBAL — International Opportunities Bond Fund

Performance review

For the six months ended June 30, 2019, Class IS shares of BrandywineGLOBAL — International Opportunities Bond Fund returned 4.59%. The Fund’s unmanaged benchmark, the FTSE World Government Bond Ex-U.S. Index (Unhedged)1, returned 5.50% for the same period. The Lipper International Income Funds Category Average2 returned 5.57% over the same time frame.

Performance Snapshot as of June 30, 2019 (unaudited)
(excluding sales charges)	6 months
BrandywineGLOBAL — International Opportunities Bond Fund:
Class A	4.43%
Class C	4.05%
Class FI	4.46%
Class R	4.28%
Class I	4.54%
Class IS	4.59%
FTSE World Government Bond Ex-U.S. Index (Unhedged)	5.50%
Lipper International Income Funds Category Average	5.57%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value, investment returns and yields will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/mutualfunds.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The 30-Day SEC Yields for the period ended June 30, 2019 for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 3.00%, 2.40%, 3.15%, 2.89%, 3.39% and 3.49%, respectively. Absent fee waivers and/or expense reimbursements, the 30-Day SEC Yields for Class A, Class C, Class FI, Class R, Class I and Class IS shares would have been 2.79%, 2.17%, 2.89%, 2.61%, 3.22% and 3.33%, respectively. The 30-Day SEC Yield, calculated pursuant to the standard SEC formula, is based on a Fund’s investments over an annualized trailing 30-day period, and not on the distributions paid by the Fund, which may differ.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated April 29, 2019, the gross total annual fund operating expense ratios for Class A, Class C, Class FI, Class R, Class I and Class IS shares were 1.23%, 2.04%, 1.31%, 1.69%, 0.95% and 0.85%, respectively.

[1]

The FTSE World Government Bond Ex-U.S. Index (Unhedged) encompasses an all-inclusive universe of institutionally traded bonds, including all fixed-rate bonds with remaining maturities of one year or longer with amounts outstanding of at least the equivalent of $25 million.

[2]

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the six-month period ended June 30, 2019, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 112 funds in the Fund’s Lipper category, and excluding sales charges, if any.

BrandywineGLOBAL — International Opportunities Bond Fund	III

Performance review (cont’d)

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.00% for Class A shares, 1.75% for Class C shares, 1.00% for Class FI shares, 1.25% for Class R shares, 0.75% for Class I shares and 0.65% for Class IS shares. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense cap for each class as a result of acquired fund fees and expenses. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

July 26, 2019

RISKS: Foreign securities involve special risks such as currency fluctuations and social, political and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Sovereign government and supranational debt involve many of the risks of foreign and emerging markets investments as well as the risk of debt moratorium, repudiation or renegotiation and the Fund may be unable to enforce its rights against the issuers. Fixed income securities involve interest rate, credit, inflation and reinvestment risks. To the extent that the Fund invests in asset- and mortgage-backed securities, its exposure to prepayment and extension risks may be greater than an investment in other fixed-income securities. The Fund’s share price may decline as interest rates rise. Below investment grade debt securities (commonly known as “high yield debt” or “junk” bonds) involve greater volatility than higher-rated securities. The Fund may engage in derivative transactions, which involve special risks and costs and may increase losses and may have a potentially large impact on Fund performance. As a non-diversified fund, the Fund is permitted to invest a higher percentage of its assets to any one issuer than a diversified fund, which may magnify the Fund’s losses from events affecting a particular issuer. Please see the Fund’s prospectus for a more complete discussion of

IV	BrandywineGLOBAL — International Opportunities Bond Fund

these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

BrandywineGLOBAL — International Opportunities Bond Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of June 30, 2019 and December 31, 2018 and does not include derivatives, such as forward foreign currency contracts. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2019 and held for the six months ended June 30, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	4.43%	$1,000.00	$1,044.30	1.00%	$5.07	Class A	5.00%	$1,000.00	$1,019.84	1.00%	$5.01
Class C	4.05	1,000.00	1,040.50	1.75	8.85	Class C	5.00	1,000.00	1,016.12	1.75	8.75
Class FI	4.46	1,000.00	1,044.60	1.00	5.07	Class FI	5.00	1,000.00	1,019.84	1.00	5.01
Class R	4.28	1,000.00	1,042.80	1.25	6.33	Class R	5.00	1,000.00	1,018.60	1.25	6.26
Class I	4.54	1,000.00	1,045.40	0.75	3.80	Class I	5.00	1,000.00	1,021.08	0.75	3.76
Class IS	4.59	1,000.00	1,045.90	0.65	3.30	Class IS	5.00	1,000.00	1,021.57	0.65	3.26

2	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

[1]	For the six months ended June 30, 2019.

[2]

Assumes the reinvestment of all distributions, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	3

Schedule of investments (unaudited)

June 30, 2019

BrandywineGLOBAL — International Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Sovereign Bonds — 65.6%
Australia — 6.0%
Australia Government Bond, Senior Notes	2.750%	10/21/19	2,680,000	AUD	$1,891,566	(a)
New South Wales Treasury Corp.	4.000%	4/8/21	795,000	AUD	586,340	(a)
Queensland Treasury Corp.	5.500%	6/21/21	2,405,000	AUD	1,831,321	(a)
Western Australian Treasury Corp.	7.000%	10/15/19	1,950,000	AUD	1,392,945
Total Australia					5,702,172
Brazil — 5.2%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/21	6,695,000	BRL	1,841,059
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	10,410,000	BRL	3,095,729
Total Brazil					4,936,788
Colombia — 4.9%
Colombian TES, Bonds	6.000%	4/28/28	14,860,000,000	COP	4,647,571
Indonesia — 3.1%
Indonesia Treasury Bond, Senior Notes	9.000%	3/15/29	12,800,000,000	IDR	1,002,665
Indonesia Treasury Bond, Senior Notes	8.750%	2/15/44	26,300,000,000	IDR	1,932,915
Total Indonesia					2,935,580
Malaysia — 7.9%
Malaysia Government Bond, Senior Notes	3.659%	10/15/20	3,670,000	MYR	892,851
Malaysia Government Bond, Senior Notes	4.048%	9/30/21	5,665,000	MYR	1,392,693
Malaysia Government Bond, Senior Notes	3.882%	3/10/22	3,970,000	MYR	974,567
Malaysia Government Bond, Senior Notes	3.480%	3/15/23	10,120,000	MYR	2,455,045
Malaysia Government Bond, Senior Notes	3.955%	9/15/25	1,555,000	MYR	385,088
Malaysia Government Bond, Senior Notes	3.899%	11/16/27	5,615,000	MYR	1,382,961
Total Malaysia					7,483,205
Mexico — 14.1%
Mexican Bonos, Bonds	8.000%	11/7/47	33,400,000	MXN	1,770,848
Mexican Bonos, Senior Notes	8.500%	5/31/29	56,600,000	MXN	3,138,253
Mexican Bonos, Senior Notes	7.750%	11/23/34	18,000,000	MXN	942,701
Mexican Bonos, Senior Notes	8.500%	11/18/38	56,100,000	MXN	3,130,639
Mexican Bonos, Senior Notes	7.750%	11/13/42	84,900,000	MXN	4,390,804
Total Mexico					13,373,245
Peru — 2.3%
Peru Government Bond, Senior Notes	6.150%	8/12/32	6,530,000	PEN	2,178,073	(a)
Poland — 7.4%
Republic of Poland Government Bond	3.250%	7/25/19	5,390,000	PLN	1,446,669
Republic of Poland Government Bond	1.500%	4/25/20	7,130,000	PLN	1,914,205

See Notes to Financial Statements.

4	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

BrandywineGLOBAL — International Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†		Value
Poland — continued
Republic of Poland Government Bond	5.250%	10/25/20	6,120,000	PLN	$1,721,530
Republic of Poland Government Bond	2.000%	4/25/21	7,165,000	PLN	1,935,921
Total Poland					7,018,325
South Africa — 5.0%
Republic of South Africa Government Bond, Senior Notes	6.500%	2/28/41	34,610,000	ZAR	1,758,758
Republic of South Africa Government Bond, Senior Notes	8.750%	2/28/48	46,610,000	ZAR	2,984,231
Total South Africa					4,742,989
Supranational — 1.5%
Asian Development Bank, Senior Notes	1.625%	8/26/20	1,465,000		1,459,099
United Kingdom — 8.2%
United Kingdom Gilt, Bonds	1.750%	7/22/19	6,085,000	GBP	7,732,205	(a)
Total Sovereign Bonds (Cost — $66,840,318)					62,209,252
Corporate Bonds & Notes — 20.4%
Consumer Discretionary — 1.4%
Automobiles — 1.4%
BMW US Capital LLC, Senior Notes (3 mo. USD LIBOR + 0.380%)	2.969%	4/6/20	1,325,000		1,327,865	(b)(c)
Financials — 17.1%
Banks — 2.7%
Citibank NA, Senior Notes (3 mo. USD LIBOR + 0.350%)	2.885%	2/12/21	1,590,000		1,590,142	(c)
National Australia Bank Ltd., Senior Notes (3 mo. USD LIBOR + 0.510%)	3.033%	5/22/20	955,000		959,133	(b)(c)
Total Banks					2,549,275
Capital Markets — 5.3%
Daimler Finance North America LLC, Senior Notes (3 mo. USD LIBOR + 0.450%)	2.973%	2/22/21	1,810,000		1,809,600	(b)(c)
Goldman Sachs Group Inc., Senior Notes (3 mo. USD LIBOR + 0.750%)	3.274%	2/23/23	3,170,000		3,162,018	(c)
Total Capital Markets					4,971,618
Consumer Finance — 1.0%
American Express Co., Senior Notes (3 mo. USD LIBOR + 0.600%)	3.165%	11/5/21	950,000		955,197	(c)
Diversified Financial Services — 4.1%
European Investment Bank, Senior Notes	1.875%	10/15/19	3,900,000		3,895,858

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

June 30, 2019

BrandywineGLOBAL — International Opportunities Bond Fund

Security	Rate	Maturity Date	Face Amount†	Value
Insurance — 4.0%
Metropolitan Life Global Funding I, Senior Secured Notes (3 mo. USD LIBOR + 0.230%)	2.819%	1/8/21	2,720,000	$2,720,816	(b)(c)
New York Life Global Funding, Secured Notes (3 mo. USD LIBOR + 0.160%)	2.479%	10/1/20	1,100,000	1,100,563	(b)(c)
Total Insurance				3,821,379
Total Financials				16,193,327
Industrials — 1.9%
Machinery — 1.9%
Caterpillar Financial Services Corp., Senior Notes (3 mo. USD LIBOR + 0.230%)	2.640%	3/15/21	1,845,000	1,845,016	(c)
Total Corporate Bonds & Notes (Cost — $19,350,331)				19,366,208
U.S. Government & Agency Obligations — 11.4%
U.S. Government Obligations — 11.4%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Money Market Yield + 0.139%) (Cost — $10,805,983)	2.235%	4/30/21	10,810,000	10,803,352	(c)
Total Investments before Short-Term Investments (Cost — $96,996,632)				92,378,812

			Shares
Short-Term Investments — 2.1%
JPMorgan U.S. Government Money Market Fund, Institutional Class (Cost — $2,002,912)	2.253%		2,002,912	2,002,912
Total Investments — 99.5% (Cost — $98,999,544)				94,381,724
Other Assets in Excess of Liabilities — 0.5%				471,867
Total Net Assets — 100.0%				$94,853,591

†	Face amount denominated in U.S. dollars, unless otherwise noted.

(a)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

See Notes to Financial Statements.

6	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

BrandywineGLOBAL — International Opportunities Bond Fund

Abbreviations used in this schedule:

AUD	— Australian Dollar

BRL	— Brazilian Real

COP	— Colombian Peso

GBP	— British Pound

IDR	— Indonesian Rupiah

LIBOR	— London Interbank Offered Rate

MXN	— Mexican Peso

MYR	— Malaysian Ringgit

PEN	— Peruvian Nuevo Sol

PLN	— Polish Zloty

USD	— United States Dollar

ZAR	— South African Rand

At June 30, 2019, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	521,570	PLN	1,990,000	Citibank N.A.	7/11/19	$(11,624)
PLN	1,950,000	USD	518,791	JPMorgan Chase & Co.	7/11/19	3,687
PLN	1,200,000	USD	311,152	UBS Securities LLC	7/11/19	10,373
CLP	420,000,000	USD	630,735	HSBC Bank USA, N.A.	7/15/19	(10,765)
CLP	510,000,000	USD	764,732	HSBC Bank USA, N.A.	7/15/19	(11,912)
SEK	27,900,000	USD	3,025,407	HSBC Bank USA, N.A.	7/16/19	(16,692)
USD	4,422,170	CAD	5,950,000	Citibank N.A.	7/19/19	(123,703)
CAD	5,950,000	USD	4,437,009	Morgan Stanley & Co. Inc.	7/19/19	108,864
AUD	1,580,000	USD	1,108,652	Citibank N.A.	7/24/19	1,639
AUD	2,640,000	USD	1,898,340	Morgan Stanley & Co. Inc.	7/24/19	(43,171)
IDR	2,800,000,000	USD	191,899	JPMorgan Chase & Co.	7/25/19	5,687
IDR	22,400,000,000	USD	1,570,442	JPMorgan Chase & Co.	7/25/19	10,246
NOK	12,600,000	USD	1,477,893	HSBC Bank USA, N.A.	7/26/19	603
RUB	20,000,000	USD	304,525	Citibank N.A.	8/13/19	9,612
RUB	59,000,000	USD	893,499	Citibank N.A.	8/13/19	33,205
CLP	990,000,000	USD	1,491,211	HSBC Bank USA, N.A.	8/14/19	(29,560)
USD	1,174,737	ZAR	17,500,000	HSBC Bank USA, N.A.	8/14/19	(60,278)
USD	1,504,022	ZAR	22,600,000	HSBC Bank USA, N.A.	8/14/19	(90,913)
USD	1,860,809	ZAR	26,700,000	HSBC Bank USA, N.A.	8/14/19	(23,472)
ZAR	3,400,000	USD	228,136	HSBC Bank USA, N.A.	8/14/19	11,810
ZAR	7,200,000	USD	480,147	HSBC Bank USA, N.A.	8/14/19	27,973
ZAR	4,800,000	USD	328,342	JPMorgan Chase & Co.	8/14/19	10,405
SEK	25,600,000	USD	2,680,404	HSBC Bank USA, N.A.	8/16/19	86,545
NOK	14,300,000	USD	1,633,996	HSBC Bank USA, N.A.	8/23/19	45,178
AUD	620,000	USD	434,180	Morgan Stanley & Co. Inc.	8/26/19	1,917

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

June 30, 2019

BrandywineGLOBAL — International Opportunities Bond Fund

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,250,000	USD	1,571,355	Morgan Stanley & Co. Inc.	8/26/19	$11,253
NOK	4,300,000	USD	492,361	Citibank N.A.	8/28/19	12,627
NOK	10,100,000	USD	1,162,915	Goldman Sachs Group Inc.	8/28/19	23,221
NOK	12,700,000	USD	1,467,004	Goldman Sachs Group Inc.	8/28/19	24,475
NOK	10,700,000	USD	1,240,535	HSBC Bank USA, N.A.	8/28/19	16,065
USD	950,305	ZAR	14,300,000	Barclays Bank PLC	9/11/19	(55,421)
EUR	490,000	USD	558,266	Citibank N.A.	9/12/19	2,278
EUR	4,330,000	USD	4,946,938	JPMorgan Chase & Co.	9/12/19	6,445
CLP	1,287,000,000	USD	1,876,025	HSBC Bank USA, N.A.	9/13/19	24,083
SEK	20,600,000	USD	2,196,923	HSBC Bank USA, N.A.	9/17/19	34,221
GBP	110,000	USD	140,147	Citibank N.A.	9/20/19	68
NOK	12,600,000	USD	1,446,962	HSBC Bank USA, N.A.	9/24/19	33,592
CLP	220,000,000	USD	318,105	HSBC Bank USA, N.A.	10/7/19	6,701
CLP	740,000,000	USD	1,066,836	HSBC Bank USA, N.A.	10/7/19	25,694
Total						$110,956

Abbreviations used in this table:

AUD	— Australian Dollar

CAD	— Canadian Dollar

CLP	— Chilean Peso

EUR	— Euro

GBP	— British Pound

IDR	— Indonesian Rupiah

NOK	— Norwegian Krone

PLN	— Polish Zloty

RUB	— Russian Ruble

SEK	— Swedish Krona

USD	— United States Dollar

ZAR	— South African Rand

See Notes to Financial Statements.

8	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

BrandywineGLOBAL — International Opportunities Bond Fund

Summary of Investments by Country*
United States	23.5%
Mexico	14.2
United Kingdom	8.2
Malaysia	7.9
Poland	7.5
Australia	7.1
Supranational	5.7
Brazil	5.2
South Africa	5.0
Colombia	4.9
Germany	3.3
Indonesia	3.1
Peru	2.3
Short-Term Investments	2.1
100.0%

*	As a percentage of total investments. Please note that the Fund holdings are as of June 30, 2019 and are subject to change.

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	9

Statement of assets and liabilities (unaudited)

June 30, 2019

Assets:
Investments, at value (Cost — $98,999,544)	$94,381,724
Interest receivable	1,087,373
Unrealized appreciation on forward foreign currency contracts	588,467
Receivable for Fund shares sold	56,512
Deposits with brokers for centrally cleared swap contracts	1,007
Prepaid expenses	37,723
Total Assets	96,152,806

Liabilities:
Payable for securities purchased	562,244
Unrealized depreciation on forward foreign currency contracts	477,511
Payable for Fund shares repurchased	102,344
Investment management fee payable	23,090
Distributions payable	17,669
Service and/or distribution fees payable	6,195
Trustees’ fees payable	2,916
Accrued expenses	107,246
Total Liabilities	1,299,215
Total Net Assets	$94,853,591

Net Assets:
Par value (Note 7)	$83
Paid-in capital in excess of par value	104,752,834
Total distributable earnings (loss)	(9,899,326)
Total Net Assets	$94,853,591

See Notes to Financial Statements.

10	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

Net Assets:
Class A	$5,728,015
Class C	$152,231
Class FI	$24,240,318
Class R	$105,860
Class I	$27,369,910
Class IS	$37,257,257

Shares Outstanding:
Class A	504,904
Class C	13,780
Class FI	2,135,376
Class R	9,415
Class I	2,394,596
Class IS	3,253,473

Net Asset Value:
Class A (and redemption price)	$11.34
Class C*	$11.05
Class FI (and redemption price)	$11.35
Class R (and redemption price)	$11.24
Class I (and redemption price)	$11.43
Class IS (and redemption price)	$11.45
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 4.25%)	$11.84

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	11

Statement of operations (unaudited)

For the Six Months Ended June 30, 2019

Investment Income:
Interest	$1,979,281
Less: Foreign taxes withheld	(52,544)
Total Investment Income	1,926,737

Expenses:
Investment management fee (Note 2)	233,772
Registration fees	47,404
Transfer agent fees (Note 5)	47,294
Service and/or distribution fees (Notes 2 and 5)	37,838
Fund accounting fees	34,223
Audit and tax fees	25,353
Legal fees	14,194
Custody fees	13,433
Shareholder reports	7,812
Trustees’ fees	7,747
Commitment fees (Note 8)	1,707
Insurance	1,238
Interest expense	2
Miscellaneous expenses	4,764
Total Expenses	476,781
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(106,267)
Net Expenses	370,514
Net Investment Income	1,556,223

Realized and Unrealized Gain (Loss) on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Loss From:
Investment transactions	(946,422)	†
Forward foreign currency contracts	(1,055,759)
Foreign currency transactions	(3,135)
Net Realized Loss	(2,005,316)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	4,282,404	‡
Forward foreign currency contracts	254,584
Foreign currencies	18,646
Change in Net Unrealized Appreciation (Depreciation)	4,555,634
Net Gain on Investments, Forward Foreign Currency Contracts and Foreign Currency Transactions	2,550,318
Increase in Net Assets From Operations	$4,106,541

†	Net of foreign capital gains tax of $15.

‡	Net of change in accrued foreign capital gains tax of $1,632.

See Notes to Financial Statements.

12	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

Statements of changes in net assets

For the Six Months Ended June 30, 2019 (unaudited) and the Year Ended December 31, 2018	2019	2018

Operations:
Net investment income	$1,556,223	$3,383,044
Net realized loss	(2,005,316)	(3,879,912)
Change in net unrealized appreciation (depreciation)	4,555,634	(5,812,677)
Increase (Decrease) in Net Assets From Operations	4,106,541	(6,309,545)

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(300,000)	(3,267,681)
Decrease in Net Assets From Distributions to Shareholders	(300,000)	(3,267,681)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	20,795,255	49,932,456
Reinvestment of distributions	282,332	3,086,657
Cost of shares repurchased	(24,544,649)	(62,803,655)
Decrease in Net Assets From Fund Share Transactions	(3,467,062)	(9,784,542)
Increase (Decrease) in Net Assets	339,479	(19,361,768)

Net Assets:
Beginning of period	94,514,112	113,875,880
End of period	$94,853,591	$94,514,112

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	13

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class A Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.88	$11.89	$10.65	$10.29	$11.46	$11.50

Income (loss) from operations:
Net investment income	0.17	0.34	0.33	0.32	0.30	0.35
Net realized and unrealized gain (loss)	0.31	(1.02)	1.02	0.04	(1.46)	0.15
Total income (loss) from operations	0.48	(0.68)	1.35	0.36	(1.16)	0.50

Less distributions from:
Net investment income	(0.02)	(0.31)	—	—	—	(0.41)
Net realized gains	—	(0.02)	(0.11)	—	(0.01)	(0.13)
Total distributions	(0.02)	(0.33)	(0.11)	—	(0.01)	(0.54)

Net asset value, end of period	$11.34	$10.88	$11.89	$10.65	$10.29	$11.46
Total return[3]	4.43%	(5.76)%	12.64%	3.50%	(10.14)%	4.30%

Net assets, end of period (000s)	$5,728	$8,036	$11,582	$13,572	$15,498	$8,431

Ratios to average net assets:
Gross expenses	1.25%[4]	1.22%	1.13%	1.05%[5]	1.02%[5]	1.17%
Net expenses[6,7]	1.00 [4]	1.00	0.98	0.96 [5]	1.00 [5]	1.00
Net investment income	3.13 [4]	2.94	2.88	2.91	2.77	2.97

Portfolio turnover rate	35%	49%	78%	48%	73%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

14	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class C Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.62	$11.62	$10.49	$10.22	$11.46	$11.51

Income (loss) from operations:
Net investment income	0.13	0.27	0.24	0.23	0.22	0.27
Net realized and unrealized gain (loss)	0.30	(1.01)	1.00	0.04	(1.45)	0.13
Total income (loss) from operations	0.43	(0.74)	1.24	0.27	(1.23)	0.40

Less distributions from:
Net investment income	—	(0.24)	—	—	—	(0.32)
Net realized gains	—	(0.02)	(0.11)	—	(0.01)	(0.13)
Total distributions	—	(0.26)	(0.11)	—	(0.01)	(0.45)

Net asset value, end of period	$11.05	$10.62	$11.62	$10.49	$10.22	$11.46
Total return[3]	4.05%	(6.44)%	11.79%	2.64%	(10.75)%	3.41%

Net assets, end of period (000s)	$152	$155	$80	$84	$147	$630

Ratios to average net assets:
Gross expenses	2.03%[4]	2.03%	2.08%	2.03%[5]	1.81%[5]	1.94%[5]
Net expenses[6,7]	1.75 [4]	1.75	1.75	1.75 [5]	1.75 [5]	1.75 [5]
Net investment income	2.38 [4]	2.47	2.10	2.13	1.95	2.24

Portfolio turnover rate	35%	49%	78%	48%	73%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class FI Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.89	$11.91	$10.66	$10.31	$11.47	$11.52

Income (loss) from operations:
Net investment income	0.17	0.35	0.33	0.31	0.30	0.34
Net realized and unrealized gain (loss)	0.32	(1.03)	1.03	0.04	(1.45)	0.15
Total income (loss) from operations	0.49	(0.68)	1.36	0.35	(1.15)	0.49

Less distributions from:
Net investment income	(0.03)	(0.32)	—	—	—	(0.41)
Net realized gains	—	(0.02)	(0.11)	—	(0.01)	(0.13)
Total distributions	(0.03)	(0.34)	(0.11)	—	(0.01)	(0.54)

Net asset value, end of period	$11.35	$10.89	$11.91	$10.66	$10.31	$11.47
Total return[3]	4.46%	(5.80)%	12.73%	3.39%	(10.04)%	4.25%

Net assets, end of period (000s)	$24,240	$24,182	$19,174	$15,733	$8,536	$79,514

Ratios to average net assets:
Gross expenses	1.31%[4]	1.30%	1.25%	1.12%	1.15%[5]	1.12%[5]
Net expenses[6,7]	1.00 [4]	1.00	0.98	0.99	1.00 [5]	1.00 [5]
Net investment income	3.13 [4]	3.03	2.88	2.88	2.68	2.89

Portfolio turnover rate	35%	49%	78%	48%	73%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class FI shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

16	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class R Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.79	$11.80	$10.59	$10.27	$11.46	$11.50

Income (loss) from operations:
Net investment income	0.16	0.30	0.30	0.29	0.27	0.33
Net realized and unrealized gain (loss)	0.30	(1.00)	1.02	0.03	(1.45)	0.14
Total income (loss) from operations	0.46	(0.70)	1.32	0.32	(1.18)	0.47

Less distributions from:
Net investment income	(0.01)	(0.29)	—	—	—	(0.38)
Net realized gains	—	(0.02)	(0.11)	—	(0.01)	(0.13)
Total distributions	(0.01)	(0.31)	(0.11)	—	(0.01)	(0.51)

Net asset value, end of period	$11.24	$10.79	$11.80	$10.59	$10.27	$11.46
Total return[3]	4.28%	(6.03)%	12.43%	3.12%	(10.31)%	4.02%

Net assets, end of period (000s)	$106	$98	$125	$23	$20	$16

Ratios to average net assets:
Gross expenses	1.60%[4]	1.68%	1.44%[5]	1.58%	1.42%	1.43%
Net expenses[6,7]	1.25 [4]	1.25	1.25 [5]	1.25	1.25	1.25
Net investment income	2.87 [4]	2.65	2.56	2.61	2.49	2.77

Portfolio turnover rate	35%	49%	78%	48%	73%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class I Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.97	$11.99	$10.70	$10.32	$11.46	$11.51

Income (loss) from operations:
Net investment income	0.19	0.37	0.36	0.35	0.33	0.39
Net realized and unrealized gain (loss)	0.31	(1.03)	1.04	0.03	(1.46)	0.12
Total income (loss) from operations	0.50	(0.66)	1.40	0.38	(1.13)	0.51

Less distributions from:
Net investment income	(0.04)	(0.34)	—	—	—	(0.43)
Net realized gains	—	(0.02)	(0.11)	—	(0.01)	(0.13)
Total distributions	(0.04)	(0.36)	(0.11)	—	(0.01)	(0.56)

Net asset value, end of period	$11.43	$10.97	$11.99	$10.70	$10.32	$11.46
Total return[3]	4.54%	(5.55)%	13.05%	3.68%	(9.88)%	4.43%

Net assets, end of period (000s)	$27,370	$26,234	$45,598	$67,977	$171,793	$165,649

Ratios to average net assets:
Gross expenses	0.95%[4]	0.94%	0.90%[5]	0.83%[5]	0.81%[5]	0.82%[5]
Net expenses[6,7]	0.75 [4]	0.75	0.75 [5]	0.74 [5]	0.75 [5]	0.75 [5]
Net investment income	3.36 [4]	3.15	3.12	3.15	2.99	3.26

Portfolio turnover rate	35%	49%	78%	48%	73%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.75%. This expense limitation arrangement cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

See Notes to Financial Statements.

18	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class IS Shares[1]	2019[2]	2018	2017	2016	2015	2014

Net asset value, beginning of period	$10.99	$12.01	$10.71	$10.32	$11.45	$11.50

Income (loss) from operations:
Net investment income	0.19	0.39	0.37	0.36	0.34	0.40
Net realized and unrealized gain (loss)	0.31	(1.04)	1.04	0.03	(1.46)	0.12
Total income (loss) from operations	0.50	(0.65)	1.41	0.39	(1.12)	0.52

Less distributions from:
Net investment income	(0.04)	(0.35)	—	—	—	(0.44)
Net realized gains	—	(0.02)	(0.11)	—	(0.01)	(0.13)
Total distributions	(0.04)	(0.37)	(0.11)	—	(0.01)	(0.57)

Net asset value, end of period	$11.45	$10.99	$12.01	$10.71	$10.32	$11.45
Total return[3]	4.59%	(5.44)%	13.14%	3.78%	(9.80)%	4.53%

Net assets, end of period (000s)	$37,257	$35,808	$37,317	$17,542	$22,349	$25,319

Ratios to average net assets:
Gross expenses	0.84%[4]	0.84%	0.81%[5]	0.74%[5]	0.67%[5]	0.69%[5]
Net expenses[6,7]	0.65 [4]	0.65	0.65 [5]	0.65 [5]	0.65 [5]	0.65 [5]
Net investment income	3.47 [4]	3.32	3.18	3.09	3.09	3.36

Portfolio turnover rate	35%	49%	78%	48%	73%	43%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2019 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects recapture of expenses waived/reimbursed from prior fiscal years.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.65%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

BrandywineGLOBAL — International Opportunities Bond Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of

20	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Sovereign Bonds	—	$62,209,252	—	$62,209,252
Corporate Bonds & Notes	—	19,366,208	—	19,366,208
U.S. Government & Agency Obligations	—	10,803,352	—	10,803,352
Total Long-Term Investments	—	92,378,812	—	92,378,812
Short-Term Investments†	$2,002,912	—	—	2,002,912
Total Investments	$2,002,912	$92,378,812	—	$94,381,724
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$588,467	—	$588,467
Total	$2,002,912	$92,967,279	—	$94,970,191

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Forward Foreign Currency Contracts	—	$477,511	—	$477,511

†	See Schedule of Investments for additional detailed categorizations.

(b) Forward foreign currency contracts. The Fund enters into a forward foreign currency contract to hedge exposure of bond positions or in an attempt to increase the Fund’s return. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.

Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract.

22	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Credit and market risk. The Fund invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Fund’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Fund. The Fund’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Fund may invest in certain securities or engage in other transactions, where the Fund is exposed to counterparty credit risk in addition to broader market risks. The Fund may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Fund’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Fund to increased risk of loss.

With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.

The Fund has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Fund’s net assets or NAV over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.

Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA

24	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.

As of June 30, 2019, the Fund held forward foreign currency contracts with credit related contingent features which had a liability portion of $477,511. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

(k) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2018, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates. Realized gains upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.

(l) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Brandywine Global Investment Management, LLC (“Brandywine Global”) is the Fund’s sub-adviser. LMPFA and Brandywine Global are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

LMPFA provides administrative and certain oversight services to the Fund. The Fund pays LMPFA an investment management fee, calculated daily and paid monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. For its services, LMPFA pays Brandywine Global monthly 70% of the net management fee.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class FI, Class R, Class I and Class IS shares did not exceed 1.00%, 1.75%, 1.00%, 1.25%, 0.75% and 0.65%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2020 without the Board of Trustees’ consent.

26	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

During the six months ended June 30, 2019, fees waived and/or expenses reimbursed amounted to $106,267.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which LMPFA earned the fee or incurred the expense if the class’ total annual operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual operating expenses exceeding the expense cap or any other lower limit then in effect.

Pursuant to these arrangements, at June 30, 2019, the Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

	Class A	Class C	Class FI	Class R	Class I	Class IS
Expires December 31, 2019	$12,240	$322	$10,177	$73	$88,774	$21,051
Expires December 31, 2020	17,232	227	45,601	104	73,212	31,772
Expires December 31, 2021	24,815	476	65,171	448	67,300	72,943
Expires December 31, 2022	8,131	214	35,057	179	28,546	34,140
Total fee waivers/expense reimbursements subject to recapture	$62,418	$1,239	$156,006	$804	$257,832	$159,906

For the six months ended June 30, 2019, LMPFA did not recapture any fees.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Fund’s sole and exclusive distributor.

There is a maximum initial sales charge of 4.25% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by LMIS, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the six months ended June 30, 2019, sales charges retained by and CDSCs paid to LMIS and its affiliates, if any, were as follows:

Class A
Sales charges	$126
CDSCs	—

Under a Deferred Compensation Plan (the “Plan”), Trustees may have elected to defer receipt of all or a specified portion of their compensation. A participating Trustee selected

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

one or more funds managed by affiliates of Legg Mason in which his or her deferred trustee’s fees were deemed to be invested. Deferred amounts remain in the Fund until distributed in accordance with the Plan. In May 2015, the Board of Trustees approved an amendment to the Plan so that effective January 1, 2016, no compensation earned after that date may be deferred under the Plan.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended June 30, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$15,575,156	$13,090,372
Sales	27,478,934	4,687,299

At June 30, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$98,999,544	$726,974	$(5,344,794)	$(4,617,820)
Forward foreign currency contracts	—	588,467	(477,511)	110,956

4. Derivative instruments and hedging activities

Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at June 30, 2019.

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$588,467

LIABILITY DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$477,511

[1]

Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

28	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the six months ended June 30, 2019. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$(1,055,759)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Foreign Exchange Risk
Forward foreign currency contracts	$254,584

During the six months ended June 30, 2019, the volume of derivative activity for the Fund was as follows:

Average Market Value
Forward foreign currency contracts (to buy)	$39,897,121
Forward foreign currency contracts (to sell)	10,000,062

The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of June 30, 2019.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2]
Barclays Bank PLC	—	$(55,421)	$(55,421)	—	$(55,421)
Citibank N.A.	$59,429	(135,327)	(75,898)	—	(75,898)
Goldman Sachs Group Inc.	47,696	—	47,696	—	47,696
HSBC Securities Inc.	312,465	(243,592)	68,873	—	68,873
JPMorgan Chase & Co.	36,470	—	36,470	—	36,470
Morgan Stanley & Co. Inc.	122,034	(43,171)	78,863	—	78,863
UBS Securities LLC	10,373	—	10,373	—	10,373
Total	$588,467	$(477,511)	$110,956	—	$110,956

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

[2]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C, Class FI and Class R shares calculated at the annual rate of 0.25%, 1.00%, 0.25% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2019, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$8,162	$5,225
Class C	761	146
Class FI	28,661	24,852
Class R	254	135
Class I	—	16,094
Class IS	—	842
Total	$37,838	$47,294

For the six months ended June 30, 2019, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$8,131
Class C	214
Class FI	35,057
Class R	179
Class I	28,546
Class IS	34,140
Total	$106,267

6. Distributions to shareholders by class

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Investment Income:
Class A	$10,781	$306,168
Class C	—	4,597
Class FI	54,035	641,337
Class R	112	2,644
Class I	91,736	988,391
Class IS	143,336	1,156,890
Total	$300,000	$3,100,027

30	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

	Six Months Ended June 30, 2019	Year Ended December 31, 2018
Net Realized Gains:
Class A	—	$18,457
Class C	—	367
Class FI	—	32,175
Class R	—	168
Class I	—	54,800
Class IS	—	61,687
Total	—	$167,654

7. Shares of beneficial interest

At June 30, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class A
Shares sold	28,437	$316,315	174,962	$2,065,956
Shares issued on reinvestment	946	10,728	24,565	274,861
Shares repurchased	(262,978)	(2,927,802)	(434,777)	(4,825,720)
Net decrease	(233,595)	$(2,600,759)	(235,250)	$(2,484,903)

Class C
Shares sold	257	$2,800	13,384	$157,176
Shares issued on reinvestment	—	—	456	4,964
Shares repurchased	(1,076)	(11,689)	(6,152)	(65,223)
Net increase (decrease)	(819)	$(8,889)	7,688	$96,917

Class FI
Shares sold	253,405	$2,793,655	1,887,909	$21,488,573
Shares issued on reinvestment	4,761	54,035	60,349	673,512
Shares repurchased	(342,731)	(3,808,765)	(1,338,034)	(15,264,643)
Net increase (decrease)	(84,565)	$(961,075)	610,224	$6,897,442

Class R
Shares sold	285	$3,143	619	$7,195
Shares issued on reinvestment	10	112	254	2,812
Shares repurchased	(5)	(56)	(2,352)	(27,768)
Net increase (decrease)	290	$3,199	(1,479)	$(17,761)

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	31

Notes to financial statements (unaudited) (cont’d)

	Six Months Ended June 30, 2019		Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Class I
Shares sold	1,083,892	$12,163,577	1,172,250	$13,629,241
Shares issued on reinvestment	8,026	91,736	89,984	1,016,407
Shares repurchased	(1,089,579)	(12,114,210)	(2,674,419)	(30,928,810)
Net increase (decrease)	2,339	$141,103	(1,412,185)	$(16,283,162)

Class IS
Shares sold	489,422	$5,515,765	1,065,772	$12,584,315
Shares issued on reinvestment	10,980	125,721	98,571	1,114,101
Shares repurchased	(506,008)	(5,682,127)	(1,012,969)	(11,691,491)
Net increase (decrease)	(5,606)	$(40,641)	151,374	$2,006,925

8. Redemption facility

The Fund and certain other participating funds within the Trust (the “Participating Funds”) have available an unsecured revolving credit facility (the “Redemption Facility”) from the lenders and The Bank of New York Mellon (“BNY Mellon”), as administrative agent for the lenders. The Redemption Facility is to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of shares. Under the agreement, BNY Mellon provides a 364-day revolving credit facility, in the aggregate amount of $190 million. Unless renewed, the agreement will terminate on November 18, 2019. Any borrowings under the Redemption Facility will bear interest at current market rates as set forth in the credit agreement. The annual commitment fee to maintain the Redemption Facility is 0.10% and is incurred on the unused portion of the facility and is allocated to all Participating Funds pro rata based on net assets. For the six months ended June 30, 2019, the Fund incurred a commitment fee in the amount of $1,707. The Fund did not utilize the Redemption Facility during the six months ended June 30, 2019.

9. Deferred capital losses

As of December 31, 2018, the Fund had deferred capital losses of $3,133,498, which have no expiration date, that will be available to offset future taxable capital gains.

10. Recent accounting pronouncement

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement

32	BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report

disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

11. Subsequent event

Subsequent to the period ended June 30, 2019, shareholder redemptions from Class R shares exceeded 50% of Class R shares net assets as of June 30, 2019.

BrandywineGLOBAL — International Opportunities Bond Fund 2019 Semi-Annual Report	33

BrandywineGLOBAL —

International Opportunities Bond Fund

Trustees

Ruby P. Hearn

Arnold L. Lehman

Chairman

Robin J.W. Masters

Jill E. McGovern

Arthur S. Mehlman

G. Peter O’Brien

S. Ford Rowan

Robert M. Tarola

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Brandywine Global Investment Management, LLC

Distributor

Legg Mason Investor Services, LLC

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

BrandywineGLOBAL — International Opportunities Bond Fund

The Fund is a separate investment series of Legg Mason Global Asset Management Trust, a Maryland statutory trust.

BrandywineGLOBAL — International Opportunities Bond Fund

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/mutualfunds and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of BrandywineGLOBAL — International Opportunities Bond Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

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Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Legg Mason Investor Services, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law. The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform.

The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.leggmason.com, or contact the Funds at 1-877-721-1926.

Revised April 2018

NOT PART OF THE SEMI-ANNUAL REPORT

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

LMFX012846 8/19 SR19-3686

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Global Asset Management Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	August 23, 2019

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	August 23, 2019